Related Party Transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

Note 11- RELATED PARTY TRANSACTIONS

The Company had transactions with the following related parties:

Name of Related Party	Nature of Relationship
Mr. Szu Hao Huang	Director, Chief Executive Officer (“CEO”)
Mr. Yenhung Liu	Director of the Company
Chengdu Zhonghe sunshine Biotechnology Co., Ltd (“Chengdu Zhonghe”)	A company whose legal representative is Mr. Yenhung Liu
Gasar Biotechnology Co., Ltd.	A company managed by Mr. Szu Hao Huang,
Dalan Vincent Holdings Limited	A company managed by Mr. Szu Hao Huang,

Due to related parties

	December 31,	December 31,
	2024	2023
Mr. Szu Hao Huang	$119,889	$36,302
Dalan Vincent Holdings Limited	99,975	-
Total	$219,864	$36,302

The amounts of due to related parties described above were for working capital purposes, payable on demand, and bear no interest.

Sales to related parties

	Year Ended December 31,
	2024	2023	2022
Gasar Biotechnology Co., Ltd.	$52,943	$126,856	$53,304